Restructuring Activities - Restructuring Activities Related to Restructuring Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended																															48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended							48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended														48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended			48 Months Ended	12 Months Ended	48 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended					24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Severance-related costs [Member]	Dec. 31, 2011 Severance-related costs [Member]	Dec. 31, 2010 Severance-related costs [Member]	Dec. 31, 2011 Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Facility and transition costs [Member]	Dec. 31, 2011 Facility and transition costs [Member]	Dec. 31, 2010 Facility and transition costs [Member]	Dec. 31, 2011 Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Other exit costs [Member]	Dec. 31, 2011 Other exit costs [Member]	Dec. 31, 2010 Other exit costs [Member]	Dec. 31, 2010 Other exit costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 2012 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Severance-related costs [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Severance-related costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Facility and transition costs [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Other exit costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Other exit costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Other exit costs [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cash charges [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cash charges [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Cash charges [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Bedford [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Bedford [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Cholestech [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Fixed asset and inventory impairments [Member] Cholestech [Member]	Dec. 31, 2011 Restructuring Plan 2008 [Member] Equity earnings [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2010 Restructuring Plan 2008 [Member] Equity earnings [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Restructuring Plan 2008 [Member] Equity earnings [Member] Swiss Precision Diagnostics [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2012 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Professional Diagnostics Business Segment [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2012 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member]	Dec. 31, 2011 Health Information Solutions [Member]	Dec. 31, 2010 Health Information Solutions [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2011 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Cash charges [Member]	Dec. 31, 2010 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] Restructuring Plan 2010 [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Facility and transition costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other exit costs [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Other non-cash charges [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2011 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Health Information Solutions [Member] 2011 Restructuring Plans [Member] Intangible asset impairments [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2010 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Severance-related costs [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Cash charges [Member]	Dec. 31, 2011 Corporate and Other [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]	Dec. 31, 2012 Corporate and Other [Member] 2011 Restructuring Plans [Member] Fixed asset and inventory impairments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20,325	$ 28,282	$ 15,267	$ 1,600	$ 1,018	$ 6,512	$ 10,919	$ 15,494	$ 7,408	$ 60	$ 1,494	$ 2,667	$ 7,691	$ 6,257	$ 958	$ 4,728	$ 277	$ 280	$ (3,146)	$ 290	$ 15,095	$ 7,777	$ 1,353	$ 15	$ 9,145	$ (31)	$ 2,993	$ 2,988	$ (48)	$ 378	$ (1,246)	$ 17,182	$ 686	$ 286	$ 2,525	$ 15,481	$ 30	$ 747	$ 5,797	$ (16)	$ (74)	$ 154	$ 3,364	$ 158	$ 4,505	$ 479	$ 2,364	$ 5,396	$ (32)	$ 577	$ 1,644	$ 4,180	$ 554	$ 198	$ 1,358	$ 5,267	$ 145	$ 283	$ (3,443)	$ 3,842	$ 132	$ 88	$ 97	$ 698	$ 509	$ 3,256	$ 11,476	$ (48)	$ 503	$ (1,645)	$ 11,386	$ 686	$ 286	$ 1,613	$ 10,470	$ 71	$ (247)	$ 4,635	$ (125)	$ 399	$ 5,796	$ 912	$ 5,011	$ 580	$ 3,009	$ 16,111	$ 5,155	$ 4,732	$ 119	$ 4,851	$ 304	$ 248	$ 3,354	$ 3,602	$ 74	$ 2,406	$ 2,480	$ 174	$ 812	$ 986	$ 10	$ 10	$ 248	$ 3,228	$ 3,476	$ 126	$ 126	$ 5,464	$ 13,067	$ 18,531	$ 3,161	$ 12,047	$ 15,208	$ 1,599	$ 361	$ 1,960	$ 4,760	$ 12,408	$ 17,168	$ 704	$ 659	$ 1,363	$ 9,940	$ 3,045	$ 1,234	$ 15	$ 4,294	$ (31)	$ 2,689	$ 2,988	$ 9,203	$ 13,194	$ 7,249	$ (32)	$ 138	$ 7,438	$ 7,544	$ 4,647	$ 4,647	$ (84)	$ 40	$ 2,436	$ 2,392	$ 52	$ 98	$ 190	$ 340	$ (32)	$ 138	$ 7,273	$ 7,379	$ 165	$ 165	$ (560)	$ 13,249	$ 12,689	$ 2,254	$ 2,254	$ (723)	$ 6,341	$ 5,618	$ 78	$ 94	$ 172	$ (645)	$ 8,689	$ 8,044	$ 761	$ 761	$ 85	$ 864	$ 949	$ 2,935	$ 2,935	$ (2)	$ 1,196		$ (3)	$ 1,196	$ 1,193	$ (3)	$ 1,193	$ 1,190	$ (3)	$ 1,193	$ 1,190	$ 3	$ 3